Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	3.98539%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,362,260.49

Principal:
Principal Collections	$18,809,348.53
Prepayments in Full	$9,543,504.45
Liquidation Proceeds	$222,572.76
Recoveries	$31,942.43
Sub Total	$28,607,368.17
Collections	$30,969,628.66

Purchase Amounts:
Purchase Amounts Related to Principal	$200,006.25
Purchase Amounts Related to Interest	$874.42
Sub Total	$200,880.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,170,509.33

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,170,509.33
Servicing Fee	$445,188.19	$445,188.19	$0.00	$0.00	$30,725,321.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,725,321.14
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,725,321.14
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,725,321.14
Interest - Class A-3 Notes	$1,328,530.10	$1,328,530.10	$0.00	$0.00	$29,396,791.04
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$29,083,666.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,083,666.04
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$28,876,115.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,876,115.21
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$28,876,115.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,876,115.21
Regular Principal Payment	$26,758,694.90	$26,758,694.90	$0.00	$0.00	$2,117,420.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,117,420.31
Residual Released to Depositor	$0.00	$2,117,420.31	$0.00	$0.00	$0.00
Total		$31,170,509.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,758,694.90
Total					$26,758,694.90

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,758,694.90	$47.78	$1,328,530.10	$2.37	$28,087,225.00	$50.15
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$26,758,694.90	$16.95	$1,849,205.93	$1.17	$28,607,900.83	$18.12

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$313,209,453.38	0.5593026	$286,450,758.48	0.5115192
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$467,119,453.38	0.2958493	$440,360,758.48	0.2789017

Pool Information
Weighted Average APR	5.292%	5.316%
Weighted Average Remaining Term	35.16	34.48
Number of Receivables Outstanding	23,865	22,944
Pool Balance	$534,225,822.81	$505,205,155.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$502,763,835.90	$475,569,830.99
Pool Factor	0.3148648	0.2977604

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$29,635,324.10
Targeted Overcollateralization Amount	$64,844,396.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$64,844,396.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$245,235.73
(Recoveries)		68	$31,942.43
Net Loss for Current Collection Period			$213,293.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4791%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4096%
Second Prior Collection Period			0.4930%
Prior Collection Period			0.8875%
Current Collection Period			0.4925%
Four Month Average (Current and Prior Three Collection Periods)			0.5706%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,171	$10,988,603.58
(Cumulative Recoveries)			$1,447,865.80
Cumulative Net Loss for All Collection Periods			$9,540,737.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5623%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,061.54
Average Net Loss for Receivables that have experienced a Realized Loss			$4,394.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.38%	224	$6,990,717.20
61-90 Days Delinquent	0.29%	39	$1,471,839.44
91-120 Days Delinquent	0.05%	7	$245,205.93
Over 120 Days Delinquent	0.10%	16	$527,300.63
Total Delinquent Receivables	1.83%	286	$9,235,063.20

Repossession Inventory:
Repossessed in the Current Collection Period		19	$592,016.44
Total Repossessed Inventory		33	$1,254,994.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2495%
Prior Collection Period			0.3101%
Current Collection Period			0.2702%
Three Month Average			0.2766%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4442%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	29

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	68	$2,186,826.24
2 Months Extended	112	$3,588,187.08
3+ Months Extended	24	$644,827.71

Total Receivables Extended	204	$6,419,841.03
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer